ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”), formerly known as HLS Systems International Ltd., was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006, for the purpose of merging with Chardan North China Acquisition Corporation (“Chardan”), a blank check company incorporated in Deleware, United States of America, and to hold 100% interest in Gifted Time Holdings Limited (“GTH”) upon the completion of a share exchange transaction (the “Share Exchange Transaction”). GTH was established under the laws of BVI on September 21, 2005 and was the holding company of Beijing Hollysys Co., Ltd (“Beijing Hollysys”) (74.11%) and Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”) (60%) through a reorganization arrangement.

On September 7, 2007, the shareholders of Chardan approved the Share Exchange Transaction. As a result, Chardan merged with and into Hollysys finishing the re-domestication merger and Hollysys consummated the Share Exchange Transaction with GTH. Upon completion of the Share Exchange Transaction, Hollysys owned 100% interest in GTH, which held 74.11% beneficiary interest of Beijing Hollysys and 60% equity interest of Hangzhou Hollysys. Beijing Hollysys held the remaining 40% equity interest of Hangzhou Hollysys.

On July 1, 2009, the Company acquired 1.78% equity interest in Beijing Hollysys from the noncontrolling shareholders for a consideration of RMB 18,000,000 (approximately $2,638,793). Upon completion of the acquisition, the Company held a 75.89% equity interest in Beijing Hollysys.

On December 23, 2009, the Company entered into a share sale and purchase agreement with Unionway Resources Limited (the “Seller”), a business company incorporated in the BVI, pursuant to which, among other things, the Company acquired 24.11% equity interest of Beijing Hollysys. As the consideration for the acquisition, the Company paid RMB 67,634,366 (approximately $9,917,063) in cash and issued 4,413,948 ordinary shares, with total fair value of $53,011,515, to the Seller on March 16, 2010. Upon completion of the acquisition, the Company indirectly owns 100% of Beijing Hollysys.

As of June 30, 2012, details of the Company’s subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited ("GTH")	BVI	September 21, 2005	100%	-	Investment holding

Clear Mind Limited ("Clear Mind")	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited ("World Hope")	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")	People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Hollysys Group Co., Ltd. ("Hollysys Group")	PRC	December 17, 2007	-	100%	Investment holding

Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")	PRC	April 15, 2011	-	100%	Investment management

Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")	PRC	May 13, 2008	-	100%	Provision of integrated automation products and services

Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")	PRC	September 24, 2003	-	100%	Provision of integrated automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")	PRC	June 4, 2010	-	100%	Manufacture components of automation products for intercompanies

Beijing Hollycon Medicine & Technology Co., Ltd. ("Hollycon")	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Beijing Hollysys Co., Ltd. ("Beijing Hollysys")	PRC	September 25, 1996	-	100%	Provision of integrated automation products and services

Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")	PRC	October 26, 2000	-	100%	Dormant

Beijing WoDeWeiYe Technology Exploration Co., Ltd. ("WoDeWeiYe")	PRC	December 31, 1997	-	51%	Manufacture and sale of electric components

Xi’an Hollysys Co., Ltd. ("Xi'an Hollysys")	PRC	March 9, 2011	-	100%	Research and development

Hollysys (Asia Pacific) Pte. Limited ("HAP")	Singapore	October 23, 1997	100%	-	Investment holding; Sale of integrated automation products

Concord Corporation Pte Ltd ("CCPL")	Singapore	March 10, 2008	-	100%	Provision of integrated construction and installation services

Concord Electrical Pte Ltd. ("CEPL")	Singapore	May 25, 1984	-	100%	Provision of integrated construction and installation services

Concord Electrical Sdn. Bhd ("CESB")	Malaysia	May 13, 1994	-	100%	Provision of integrated construction and installation services

Concord Corporation Pte. Ltd., Dubai branch ("CCPL Dubai")	Dubai	December 17, 2007	-	100%	Provision of integrated construction and installation services

Concord Solution (HK) Limited ("CSHK")	Hong Kong	May 9, 2012	-	100%	Provision of integrated automation products and services

The Company is principally engaged in the manufacture, sale and provision of integrated automation systems and services in the PRC mainly through the PRC operating subsidiaries, and engaged in the provision of integrated construction and installation services in the Southeast Asia and the Middle East through its Singapore subsidiaries.